PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

4 — PROPERTY AND EQUIPMENT

	December 31, 2016	March 31, 2016
Building	$3,574,793	$3,626,116
Equipment	289,114	284,872
Furniture and fixtures	56,593	56,889
Subtotal	3,920,500	3,967,877
Less accumulated depreciation	(552,264)	(459,042)
Property and equipment, net	$3,368,236	$3,508,835
For the three months ended December 31, 2016 and 2015, depreciation expense was $70,852 and $39,867, respectively. For the nine months ended December 31, 2016 and 2015, depreciation expense was $220,121 and $111,819, respectively.

5 —  PROPERTY AND EQUIPMENT

At March 31, 2016 and 2015, property and equipment consisted of:

	2016	2015
Building	$3,626,116	$3,805,644
Equipment	284,872	285,916
Furniture and fixtures	56,889	47,192
Subtotal	3,967,877	4,138,752
Less accumulated depreciation	-459,042)	-248,688)
Property and equipment, net	$3,508,835	$3,890,064
For the years ended March 31, 2016 and 2015, depreciation expense was $240,733 and $164,887, respectively.